Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

(8)Leases

Details of leases in the consolidated balance sheet at 31 December 2024 and 2023 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2024	31/12/2023
Land and buildings	956,617	933,304
Machinery	3,173	3,718
Computer equipment	1,032	764
Vehicles	7,482	7,454
	968,304	945,240

Lease liabilities		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Non-current	Note 21	1,024,845	1,004,227
Current	Note 21	116,534	107,101
		1,141,379	1,111,328

The composition of lease liabilities as of 31 December 2024 and 2023 is shown below. Undiscounted future payments classified on a maturity basis are presented together with the effect of the financial discount:

	Thousands of Euros
	31/12/2024	31/12/2023
Maturity:
Within one year	116,534	107,101
In the second year	117,233	126,133
In the third to fifth years	319,410	326,253
After the fifth year	1,221,344	1,003,424
	1,774,521	1,562,911
Discounting effect	(633,142)	(451,581)
Total lease liabilities	1,141,379	1,111,328

At 31 December 2024, the Group has recognized an amount of Euros 79,051 thousand related to additions of right-of- use assets (Euros 102,904 thousand at 31 December 2023). Movement at 31 December 2024 and 2023 is included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2024 and 2023, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of Euros
	2024	2023
Buildings	74,929	71,157
Machinery	1,522	1,507
Computer equipment	559	860
Vehicles	5,106	5,019
	82,116	78,543

		Thousands of Euros
	Reference	2024	2023
Finance lease expenses	Note 27	50,870	44,587
		50,870	44,587

	Thousands of Euros
	2024	2023
Expenses related to short-term contracts	1,295	1,117
Expenses related to low-value contracts	15,865	14,345
Other operating lease expenses	30,101	27,577
	47,261	43,039

At 31 December 2024, the Group has paid a total of Euros 111,488 thousand related to lease contracts (Euros 116,394 thousand at 31 December 2023).

The total amount recognized in the consolidated balance sheet corresponds to lease contracts in which the Group is the lessee.